Evaluation of Subsequent Events (Details Textual) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
		Apr. 30, 2016	Feb. 29, 2016	Jan. 31, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014		Mar. 31, 2012
Subsequent Event [Line Items]
Preferred Stock, Par or Stated Value Per Share					$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Par or Stated Value Per Share					$ 0.0001		0.0001	0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 9.38	$ 0.375
Repayments of Related Party Debt					$ 57,500	$ 63,700	$ 115,000	$ 1,149,694
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							8,000	200,000
Proceeds from Issuance of Common Stock							$ 1,112,304	$ 13,750
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right					107,100
Common Stock, Shares Outstanding					5,342,820		5,325,850	2,663,544
Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 10.00
Term Of Warrants			5 years
Debt Conversion, Description			In February 2016, the Company’s Board of Directors authorized the conversion of an aggregate of $33,333 of accrued interest on promissory notes issued by the Company to Summit and $8,060 of account payable (or a total of $41,393) by the Company to Summit, into 6,623 shares of Common Stock at the rate of $6.25 per share.				Subsequent to December 31, 2015, the Companys Board of Directors authorized the conversion of an aggregate of $33,333 of accrued interest on promissory notes issued by the Company to Summit Resources, Inc. (Summit), an affiliate of Steven Antoline, who is a director of the Company, and $8,060 of accounts payable by the Company to Summit, into 6,623 shares of Common Stock at the rate of $6.25.
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			18,000		18,000
Convertible Note and Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 6.25		$ 6.25
Proceeds from Convertible Debt							$ 500,000
Warrants Expiration Terms							5 years
Debt Conversion, Converted Instrument, Shares Issued							4,348
Unsecured Convertible Note Discount Rate							23.00%
Placement Agent Commission paid							$ 60,000
Legal Fees							5,000
Debt Instrument, Face Amount							$ 655,000
Debt Conversion, Converted Instrument, Warrants or Options Issued							65,500
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right					19,650		19,650
Common Stock Exercise Price							$ 18.75
Percentage of Closing Bid Price							70.00%
Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Par or Stated Value Per Share					$ 0.0001		$ 0.0001
Common Stock, Par or Stated Value Per Share					$ 0.0001		$ 0.0001
Advances From Stockholders [Member]
Subsequent Event [Line Items]
Due to Affiliate							$ 95,000
Common Stock [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share							$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, New Issues							227,600
Stock Issued During Period, Shares, Issued For Services					6,000		80,217	44,494	[1]
Proceeds from Issuance of Common Stock	[1]							$ 0
Sale of Stock, Consideration Received on Transaction					$ 637,100		$ 587,100
Common Stock [Member] | Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Conversion Basis					The conversion rate was 24,393.65 shares of AzurRx Common Stock per share of AzurRx Preferred Stock		The conversion rate was 24,393 shares of Common Stock per share of Series A Preferred Stock.
Conversion of Stock, Shares Issued					1,731,949		731,810
Convertible Promissory Note Payable To West Virginia Jobs Investment Trust Board, Series 1 [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										2,900
Warrants Expiration Terms					5 years
Debt Instrument, Face Amount										$ 290,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right					23,600
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued For Services				6,000
Due to Affiliate		$ 2,676,500
Subsequent Event [Member] | New Advances [Member]
Subsequent Event [Line Items]
Repayments of Related Party Debt				$ 25,000
Subsequent Event [Member] | Prior Advances [Member]
Subsequent Event [Line Items]
Repayments of Related Party Debt				$ 47,000
Subsequent Event [Member] | Advances From Stockholders [Member]
Subsequent Event [Line Items]
Due to Affiliate		$ 64,500
Summit Resources Inc [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 10.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							18,000
Term Of Warrants							5 years
West Virginia High Tech Consortium [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 10.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							23,600
Term Of Warrants							5 years
AzurRx BioPharma Inc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		500,000
Proceeds from Issuance of Common Stock		$ 625,000
Common Stock, Shares Outstanding		315,757
Sale of Stock, Percentage of Ownership after Transaction		4.27%
Advertising Firm [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued For Services		6,000
Advertising Firm [Member] | Subsequent Event [Member] | Consideration In Shares [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued For Services		12,000

[1]	Shares issued for services performed and does not contain an anti-dilution provision